financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Other comprehensive income sensitivity to increase in risk variable	$ 4	$ 4
Comprehensive income sensitivity to increase in risk variable	4	4
Other comprehensive income sensitivity to decrease in risk variable	(4)	(3)
Comprehensive income sensitivity to decrease in risk variable	(4)	(3)
U.S. Dollars | Currency risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(55)	(17)
Comprehensive income sensitivity to increase in risk variable	(55)	(17)
Other comprehensive income sensitivity to decrease in risk variable	55	17
Comprehensive income sensitivity to decrease in risk variable	$ 55	$ 17
Equity contributed, Common shares
Market risks
Data period for share price volatility	6 months	6 months
Share price volatility for sensitivity analysis (as a per cent)	12.50%	7.70%
Equity contributed, Common shares | Other market risk
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable	$ (4)	$ (15)
Other comprehensive income sensitivity to increase in risk variable	1	20
Comprehensive income sensitivity to increase in risk variable	(3)	5
Net income sensitivity to decrease in risk variable	19	23
Other comprehensive income sensitivity to decrease in risk variable	(1)	(20)
Comprehensive income sensitivity to decrease in risk variable	$ 18	$ 3